Fair Value Measurements (Details Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Asset retirement obligation	$ 21,171,000	$ 2,963,000	$ 2,796,000